First Trust Nasdaq-100 Select Equal Weight ETF Expense Example, No Redemption - First Trust Nasdaq-100 Select Equal Weight ETF - First Trust Nasdaq-100 Select Equal Weight ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	176
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	$ 689